Corporate Information (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of general information about financial statements [text block] [Abstract]
Disclosure of information about unconsolidated structured entities controlled by investment entity [text block]
	Assets		Liabilities		Net equity		Net income (loss)
Entity	2019	2018	2019	2018	2019	2018	2019	2018	2017
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Cementos Selva S.A. and subsidiaries	279,818	240,844	41,506	30,149	238,312	210,695	27,713	24,261	37,467
Distribuidora Norte Pacasmayo S.R.L. and subsidiary	326,949	308,158	184,904	178,905	142,045	129,253	13,108	4,867	(220)
Empresa de Transmisión Guadalupe S.A.C.	46,068	41,971	4,941	846	41,127	41,125	588	386	124
Salmueras Sudamericanas S.A., note 1.3	213	46	35	674	178	(628)	(94)	(2,620)	(50,942)
Calizas del Norte S.A.C. (in liquidation)	694	703	2	-	692	703	(11)	(3)	(121)
Soluciones Takay S.A.C.	2,120	-	2,588	-	(468)	-	(1,674)	-	-
Fosfatos del Pacífico S.A., note 1.2	-	-	-	-	-	-	-	-	(1,216)

Disclosure of fair value measurement of assets [text block]
Fair value
S/(000)

Inventories	6,849
Machinery and equipment	2,749
Brand and other intangibles, note 11 (c)	25,152
Deferred income tax asset	1,866
36,616

Goodwill, note 12	4,459

Total assets acquired	41,075

Disclosure of the assets and liabilities transferred of Fosfatos del Pacífico S.A. [text block]
S/(000)

Assets -
Cash and cash equivalents	34,178
Accounts receivable from related parties	5,822
Inventories	2,694
Income tax prepayments	3,892
Other current assets	5,126
Other receivables non- current	50,200
Property, plant and equipment, net	204,975
Exploration and evaluation assets	52,578
Deferred income tax assets	23,173

382,638

Liabilities and equity -
Trade and other payables	8,938
Capital stock	107,593
Investment shares	10,224
Additional paid-in capital	118,569
Other reserves	36,957
Non-controlling interest	100,357

382,638